Loan Receivables, Net (Tables)	12 Months Ended
Jun. 30, 2025
Loan Receivables, Net [Abstract]
Schedule of Loan Receivables, Net

Loan receivables, net consist of the following:

	As of June 30,
	2024	2025
	RMB	RMB
Loan receivables from a third-party company (i)	97,984	104,082
Loan receivables from a third-party company (ii)	685,287	784,622
Loan receivables from a third-party company (iii)	-	52,148
Interest receivable from a third-party	279	-
Sub-total	783,550	940,852
Allowance for current expected credit losses:		-
Balance at the beginning of the year		(9,499)
Current period provision for expected credit losses	(9,499)	(612,736)
Balance at the end of the year	(9,499)	(622,235)
Loan receivables, net	774,051	318,617

(i)	The amount as of June 30, 2024 represented the term-loan to Sichuan Tianyi Real Estate Development Co., Ltd (“Sichuan Tianyi”). Sichuan Tianyi, a third-party, of RMB95,000 and corresponding interest receivable RMB2,984. The loan is guaranteed by the ultimate controlling owner of Sichuan Tianyi, whom is jointly liable, with interest rate 6% per annum. In March 2025, a portion of this loan receivable amounting to RMB70,000 was transferred to another third party, with an annual interest rate ranging from 3.6% to 6%. The loan has a one-year term and is expected to be settled within one year. As of June 30, 2025, the outstanding balance of the loan totaled RMB95,000 with corresponding interest receivable of RMB9,082. As the loan receivable is not collected according to the original loan agreement, the Group raise up the provision for expected credit loss. As of June 30, 2025, the Group provided allowance amounted RMB72,475.

(ii)

The amount represented the term-loans principal to a third-party company principally engaged in provision of education service of RMB755,300(2024:RMB679,300) and corresponding interest receivable RMB29,395(2024:RMB6,060) as of June 30, 2025. The loans bear an interest rate of 5% per annum. The loans have been subsequently pledged with equity interests as collaterals and fully guaranteed by the controlling shareholder of the debtor. As the loan receivable is not collected according to the original loan agreement, the Group raise up the provision for expected credit loss. As of June 30, 2025, the Group provided allowance amounted RMB549,212.

(iii)

The amount represented the term-loans for one year principal to a third-party company principally engaged in provision of financial consultant service of RMB52,000 and corresponding interest receivable RMB148 as of June 30, 2025. The loans bear an interest rate of 5% per annum. The loan is guaranteed by the ultimate controlling owner of the controlling shareholder of the debtor, whom is jointly liable. As of June 30, 2025, the Group provided allowance amounted RMB548.